16. OTHER LIABILITIES (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDebtObligationsLineItems [Line Items]
Debt obligations, beginning	[1]	$ 276
Debt obligations, ending		0	$ 276	[1]
Debt Obligations
DisclosureOfDebtObligationsLineItems [Line Items]
Debt obligations, beginning		276	300
New issuances		0	312
Repayments		(282)	(348)
Foreign exchange		6	12
Debt obligations, ending		$ 0	$ 276

[1]	Category E=Financial liabilities at amortized cost